Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) (Tables)	12 Months Ended
Dec. 31, 2015
Transfers and Servicing [Abstract]
Changes in Carrying Amount of Mortgage Loans Held-for-sale
Changes to the carrying amount of mortgage loans held for sale at December 31 are presented in the following table.

(Dollars in thousands)	2015	2014	2013
Balance at beginning of period	$140,072	$128,442	$267,475
Originations and purchases	2,464,588	1,675,538	2,116,460
Sales, net of gains	(2,432,979)	(1,657,409)	(2,255,493)
Other	(5,434)	(6,499)	—
Balance at end of period	$166,247	$140,072	$128,442

Components of Mortgage Income
The following table details the components of mortgage income for the years ended December 31:

(Dollars in thousands)	2015	2014	2013
Fair value changes of derivatives and mortgage loans held for sale:
Mortgage loans held for sale and derivatives	$2,216	$631	$(4,822)
Derivative settlements, net	(5,017)	(8,743)	3,100
Gains on sales	83,131	59,156	65,393
Servicing and other income, net	792	753	526
	$81,122	$51,797	$64,197

Schedule of Mortgage Servicing Rights at Carrying Value
Mortgage servicing rights had the following carrying values as of the periods indicated:

	December 31, 2015			December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
(Dollars in thousands)
Mortgage servicing rights	$6,104	$(2,320)	$3,784	$4,751	$(1,253)	$3,498